Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents
Cash and cash equivalents

3. Cash and cash equivalents

As at December 31, 2020, the Company’s cash and cash equivalents balance was $10,546,749 (2019 — $nil). The Company’s cash and cash equivalents balance represents cash deposited with financial institutions.